FEDERATED INTERMEDIATE GOVERNMENT FUND, INC.

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

FEBRUARY 20, 2013

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED INTERMEDIATE GOVERNMENT FUND, INC. (the “Registrant”)

Service Shares

Institutional Shares

1933 Act File No. 33-41004

1940 Act File No. 811-6307

Dear Sir or Madam:

Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 29 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Registrant’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective April 26, 2013 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add dormant 12b-1 fee disclosure to the Prospectus and Statement of Additional Information.

The Registrant will file updated financial statements by amendment pursuant to Rule 485(b) on or about April 26, 2013, to become effective on April 26, 2013, simultaneously with the effectiveness of the Registrant's Rule 485(a) post-effective amendment.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Registrant acknowledges the staff’s view that: the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (412) 288-8094.

Very truly yours,

/s/ Mark R. Thompson

Mark R. Thompson

Senior Paralegal

Enclosures